Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment

Note 3—Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2013	2012
	(in thousands)
Drillships and related equipment	$4,020,792	$3,278,861
Assets under construction	769,131	613,762
Other property and equipment	10,260	7,025

Property and equipment, cost	4,800,183	3,899,648
Accumulated depreciation	(288,029)	(139,227)

Property and equipment, net	$4,512,154	$3,760,421

On March 15, 2011, March 16, 2012 and January 25, 2013, we entered into contracts for the construction of the Pacific Sharav, the Pacific Meltem and the Pacific Zonda, respectively. The SHI contracts for the Pacific Sharav, the Pacific Meltem and the Pacific Zonda provide for an aggregate purchase price of approximately $1.5 billion for the acquisition of these three vessels, payable in installments during the construction process, of which we have made payments of approximately $429.2 million through December 31, 2013. With respect to our three undelivered vessels, we anticipate making payments of approximately $756.3 million in 2014 and approximately $336.4 million in 2015.

During the years ended December 31, 2013, 2012 and 2011, we capitalized interest costs of $78.5 million, $33.2 million and $71.0 million, respectively, on assets under construction.